Common Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 30, 2025	Dec. 29, 2024
Common Stock [Abstract]
Schedule of Reserved Shares of Common Stock

The Company has reserved shares of common stock for issuance related to the following:

	As of
	March 30,	December 29
	2025	2024
Common stock warrants	25,670,265	31,670,265
Employee stock purchase plan	2,628,996	2,628,996
Stock options and RSUs, issued and outstanding	9,490,800	11,979,368
Stock options and RSUs, authorized for future issuance	4,929,200	2,577,895
SAFE Agreement	2,750,000	2,750,000
Forward purchase agreements	6,720,000	6,720,000
Convertible notes	58,579,636	58,579,636
Total shares reserved	110,768,897	116,906,160

The Company has reserved shares of common stock for issuance related to the following:

	As of
	December 29,	December 31,
	2024	2023
Common stock warrants	31,670,265	27,637,266
Employee stock purchase plan	2,628,996	2,628,996
Stock options and RSUs, issued and outstanding	11,979,368	11,774,743
Stock options and RSUs, authorized for future issuance	2,577,895	3,850,462
SAFE Agreement	2,750,000	-
Forward purchase agreements	6,720,000	-
Convertible notes	58,579,636	-
Total shares reserved	116,906,160	45,891,467